Income Taxes Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004
Operating Loss Carryforwards [Line Items]
Deferred taxes recognized from intangible asset from purchase price valuation adjustment					$ 49,273	$ 52,331
Intangible assets purchase price valuation adjustment								131,500
Other comprehensive income					631	0
Net operating loss—foreign					2,843	596
Income tax penalties and interest accrued					174	133
Unrecognized tax benefits including interest and penalties					832	347
Unrecognized tax benefits that would impact effective tax rate					605	214
Unrecognized tax benefits					658	214	180
Consolidated effective tax rate in respect of continuing operations	40.50%	73.90%	42.20%	77.20%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					9,884	6,558
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax filings remain open for examination					3 years
Minimum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax filings remain open for examination					4 years
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax filings remain open for examination					4 years
Maximum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax filings remain open for examination					5 years
Income Taxes Payable [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					53
Other Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					$ 605	$ 214